As filed with the Securities and Exchange Commission on March 4, 2025
Securities Act File No. 333-280403
Investment Company Act File
No. 811-23958

U.S. SECURITIES AND
EXCHANGE
COMMISSION
Washington, D.C. 20549

FORM
N-2

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective
Amendment No. 4
Post-Effective Amendment No.
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 4

HARBOURVEST PRIVATE INVESTMENTS FUND
(Exact name of Registrant as specified in Charter)

One Financial Center
43rd Floor
Boston,
MA
02111
(Address of principal executive offices)
617-348-3707
(Registrant’s telephone number)
Monique Austin
Daniel Chisholm
One Financial Center
43rd Floor
Boston,
MA
02111
(Name and address of agent for service)

Copy to:
Rajib Chanda
Ryan P. Brizek
Simpson Thacher & Bartlett LLP
900 G Street, N.W.
Washington, DC 20001

Approximate Date of Proposed Public Offering
: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

☐	when declared effective pursuant to section 8(c) of the Securities Act:
If appropriate, check the following box:

☐	This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:  .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:  .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:  .

Check each box that appropriately characterizes the Registrant:

☒	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).

☐	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☐	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934).

☐
If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided
pursuant to Section 7(a)(2)(B) of the Securities Act.

☒	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS
EFFECTIVE
DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

Explanatory Note
The purpose of this Pre-Effective Amendment No. 4 to the Registration Statement on Form N-2 is solely to file certain exhibits to the Registration Statement as set forth in Item 25(2) of Part C. Part A and Part B of the Registration Statement are incorporated herein by reference to Part A and Part B of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-2 filed by the Registrant with the Securities and Exchange Commission on February 18, 2025.

PART C: OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1)	Financial Statements:

Part A: None.

Part B: Report of Independent Registered Public Accounting Firm, Statement of Assets and Liabilities, Statement of Operations, Notes to Financial Statements.(2)

(2)	Exhibits:

(a)

(1)	Certificate of Trust(1)

(2)	Second Amended and Restated Declaration of Trust(3)

(b)	Bylaws(2)

(c)	Not applicable.

(d)	Form of Multiple Class Plan(2)

(e)	Form of Dividend Reinvestment Plan(2)

(f)	Not applicable.

(g)

(1)	Form of Investment Management Agreement(2)

(2)	Form of Subsidiary Investment Management Agreement(2)

(h)	(1) Form of Distribution Agreement(2)

(2)	Form of Financial Intermediary Agreement(2)

(3)	Distribution and Servicing Plan(2)

(i)	Not applicable.

(j)	Form of Custody Agreement(2)

(k)	(1) Form of Administration Agreement(2)

(2)	Form of Transfer Agency and Service Agreement(2)

(3)	Form of Expense Limitation Agreement(2)

(4)	Form of Management Fee Waiver Agreement(2)

(l)	Opinion and Consent of Delaware Counsel(2)

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm(2)

(o)	Not applicable.

(p)	(1) Form of Initial Subscription Agreement(2)

(2)	Form of Investor Subscription Agreement(2)

(q)	Not applicable.

(r)	(1) Code of Ethics of Registrant(2)

(2)	Code of Ethics of Adviser(2)

(3)	Code of Ethics of Distributor(2)

(s)	Filing Fee Table(2)

(t)	Power of Attorney(2)

(1)	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement on Form N-2 (File No. 333-280403), filed on June 21, 2024.

(2)	Incorporated herein by reference to the corresponding exhibit of the Registrant’s Registration Statement on Form N-2 (File No. 333-280403), filed on February 18, 2025.
(3)	Filed herewith.

Item 26. Marketing Arrangements

See the Distribution Agreement and Financial Intermediary Agreement, forms of which are filed as Exhibit (h)(1) and (h)(2), respectively, to this Registration Statement.

Item 27. Other Expenses of Issuance and Distribution

Not applicable.

Item 28. Persons Controlled by or Under Common Control with the Registrant

To be provided by amendment.

Item 29. Number of Holders of Securities

As of January 31, 2025:

Title of Class	Number of Record Holders
Shares of Beneficial Ownership for Class A	1
Shares of Beneficial Ownership for Class D	1
Shares of Beneficial Ownership for Class I	1

Item 30. Indemnification

Reference is made to Article V, Section 5.3 of the Registrant’s Amended and Restated Declaration of Trust. The Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

See “Management of the Fund” in Part B. The business or other connections of each director and officer of HarbourVest Registered Advisers L.P. is currently listed in the investment adviser registration on Form ADV for HarbourVest Registered Advisers L.P. (File No. 801-131309) and is incorporated herein by reference.

Item 32. Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

HarbourVest Registered Advisers L.P., the Registrant’s investment adviser, at One Financial Center, 43rd Floor, Boston, MA 02111 (records relating to its functions as investment adviser).

Paralel Distributors LLC, the Registrant’s distributor, at 1700 Broadway, Suite 1850, Denver, CO 80290 (records relating to its functions as distributor).

State Street Bank and Trust Company, the Registrant’s custodian, at 1 Congress Street, Boston, MA 02114 (records relating to its functions as custodian).

State Street Bank and Trust Company, the Registrant’s administrator, at 1 Congress Street, Boston, MA 02114 (relating to its functions as administrator).

State Street Bank and Trust Company, the Registrant’s transfer agent, at 1 Congress Street, Boston, MA 02114 (relating to its functions as transfer agent).

Item 33. Management Services

Not applicable.

Item 34. Undertakings

1.	Not applicable.

2.	Not applicable.

3.	The Registrant undertakes:

(a)	to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1)	to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2)

to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement. Notwithstanding the foregoing, any increase or decrease in volume of securities offered (if the total dollar value of securities offered would not exceed that which was registered) and any deviation from the low or high end of the estimated maximum offering range may be reflected in the form of prospectus filed with the SEC pursuant to Rule 424(b) if, in the aggregate, the changes in volume and price represent no more than 20% change in the maximum aggregate offering price set forth in the “Calculation of Registration Fee” table in the effective registration statement; and

(3)

to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement.

Provided, however, that paragraphs a(1), a(2), and a(3) of this section do not apply if the registration statement is filed pursuant to General Instruction A.2 of this Form and the information required to be included in a post-effective amendment by those paragraphs is contained in reports filed with or furnished to the SEC by the Registrant pursuant to Section 13 or Section 15(d) of the Securities Exchange Act of 1934, as amended, that are incorporated by reference into the registration statement, or is contained in a form of prospectus filed pursuant to Rule 424(b) that is part of the registration statement

(b)

that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c)	to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d)	that, for the purpose of determining liability under the Securities Act to any purchaser:

(1)	if the Registrant is relying on Rule 430B:

(A)

each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B)

each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2)

if the Registrant is subject to Rule 430C: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e)	that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1)	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2)	free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrant;

(3)

the portion of any other free writing prospectus or advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4)	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4.	The Registrant undertakes:

(a)

for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 424(b)(1) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective; and

(b)

for the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

5.	Not applicable.

6.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

7.

The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

Exhibit List

(a)	(2)	Second Amended and Restated Declaration of Trust

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 4th day of March, 2025.

HARBOURVEST PRIVATE INVESTMENTS FUND
By:	/s/ Monique Austin
Name:	Monique Austin
Title:	Trustee, Principal Executive Officer & President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 4th day of March, 2025.

By:	/s/ Monique Austin
Name:	Monique Austin
Title:	Trustee, Principal Executive Officer & President

By:	/s/ Peter Mahoney*
Name:	Peter Mahoney
Title:	Principal Financial Officer

By:	/s/ Jeffrey S. Christian*
Name:	Jeffrey S. Christian
Title:	Trustee

By:	/s/ Ruth Goodstein*
Name:	Ruth Goodstein
Title:	Trustee

By:	/s/ Thomas J. Higgins*
Name:	Thomas J. Higgins
Title:	Trustee

*By:	/s/ Monique Austin
Name:	Monique Austin
Title:	Attorney-in-Fact

March 4, 2025

The original powers of attorney authorizing Monique Austin, Peter Mahoney, Daniel Chisholm and Cyndi Strzyz to execute the Registration Statement, and any amendments thereto, for the trustees and officers of the Registrant on whose behalf this registration statement is filed, have been executed and are incorporated by reference herein to Item 25, Exhibit (t).